ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

March 31, 2022

Security Description	Shares	Value
Common Stock (100.07%)

Communications (7.80%)
Alphabet Inc*	1,200	$3,351,588
Amazon.com Inc*	1,000	3,259,950
CDW Corp	12,600	2,254,014
Total Communications		8,865,552

Consumer, Non-Cyclical (26.34%)
AbbVie Inc	24,265	3,933,599
Anthem Inc	9,100	4,470,102
Cigna Corp	10,100	2,420,061
Euronet Worldwide Inc*	39,400	5,127,910
Global Payments Inc	30,193	4,131,610
IQVIA Holdings Inc*	9,138	2,112,797
UnitedHealth Group Inc	15,200	7,751,544
Total Consumer, Non-Cyclical		29,947,623

Energy (4.91%)
SolarEdge Technologies Inc*	17,300	5,577,001

Financial (8.31%)
Mastercard Inc	14,900	5,324,962
Visa Inc	18,580	4,120,487
Total Financial		9,445,449

Industrial (15.10%)
EnerSys	41,100	3,064,827
Sensata Technologies Holding PLC	66,600	3,386,610
TD SYNNEX Corp	53,700	5,542,376
TE Connectivity Ltd	9,000	1,178,820
Universal Display Corp	23,900	3,990,105
Total Industrial		17,162,738

Technology (37.61%)
Adobe Inc*	9,300	4,237,266
Applied Materials Inc	27,300	3,598,140
Autodesk Inc*	18,600	3,986,910
EPAM Systems Inc*	12,600	3,737,286
Genpact Ltd	93,900	4,085,589
Micron Technology Inc	45,600	3,551,784
NCR Corp*	91,000	3,657,290
NXP Semiconductors NV	27,687	5,124,310
Qorvo Inc*	21,900	2,717,790
Science Applications International Corp	39,900	3,677,583
Skyworks Solutions Inc	33,010	4,399,573
Total Technology		42,773,521

Total Common Stock (Cost $91,368,610)		113,771,884

Investment Companies (0.06%)

Money Market (0.06%)
First American Government Obligations Fund (7-Day Yield, 0.190%)	69,809	69,809

Total Investment Companies (Cost $69,809)		69,809

Total Investments (Cost $91,438,419) (100.13%)		$113,841,693
Liabilities in Excess of Other Assets (-0.13%)		(151,017)
Net Assets (100.00%)		$113,690,676

*	Non-income producing security.